UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

_______________________________

Investment Company Act file number 811-06600

DWS Value Builder Fund (formerly Scudder Flag Investors Value Builder Fund, Inc.

(Exact name of registrant as specified in charter)

One South Street

Baltimore, MD 21202

(Address of principal executive offices)             (Zip code)

Paul Schubert

345 Park Avenue

New York, NY 10154

(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 454-7190

Date of fiscal year end: 3/31

Date of reporting period: 12/31/05

Form N-Q is to be used by registered management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

ITEM 1. SCHEDULE OF INVESTMENTS

Investment Portfolio                          as of December 31, 2005 (Unaudited)

DWS Value Builder Fund

(formerly Scudder Flag Investors Value Builder Fund)

	Shares	Value ($)

Common Stocks 74.6%
Consumer Discretionary 12.1%
Auto Components 0.8%
BorgWarner, Inc.	70,000	4,244,100
Household Durables 2.6%
Blyth, Inc.	313,200	6,561,540
Champion Enterprises, Inc.*	596,600	8,125,692

		14,687,232
Media 7.7%
CCE Spinco, Inc.*	45,248	592,752
Clear Channel Communications, Inc.	361,986	11,384,460
Comcast Corp. "A"*	275,000	7,139,000
Dex Media, Inc.	141,300	3,827,817
LodgeNet Entertainment Corp.*	542,826	7,566,994
Time Warner, Inc.	768,800	13,407,872

		43,918,895
Specialty Retail 1.0%
TJX Companies, Inc.	243,100	5,647,213
Consumer Staples 3.5%
Food & Staples Retailing 0.9%
Costco Wholesale Corp.	100,400	4,966,788
Tobacco 2.6%
Altria Group, Inc.	201,500	15,056,080
Energy 4.6%
Oil, Gas & Consumable Fuels
Kinder Morgan Management LLC*	472,259	21,468,894
Kinder Morgan, Inc.	50,191	4,615,063

		26,083,957
Financials 20.3%
Banks 0.7%
Fifth Third Bancorp.	103,600	3,907,792
Consumer Finance 5.5%
AmeriCredit Corp.*	552,900	14,170,827
Capital One Financial Corp.	120,900	10,445,760
MBNA Corp.	243,000	6,597,450

		31,214,037
Diversified Financial Services 6.4%
Citigroup, Inc.	447,800	21,731,734
First Marblehead Corp.	150,000	4,929,000
Freddie Mac	146,400	9,567,240

		36,227,974
Insurance 2.2%
Hilb, Rogal & Hobbs Co.	121,700	4,686,667

XL Capital Ltd. "A"	120,700	8,132,766

		12,819,433
Real Estate 5.5%
American Financial Realty Trust (REIT)	1,781,000	21,372,000
American Home Mortgage Investment Corp. (REIT)	167,000	5,439,190
Fieldstone Investment Corp. (REIT)	100,000	1,186,000
Saxon Capital, Inc. (REIT)	282,000	3,195,060

		31,192,250
Health Care 14.8%
Health Care Providers & Services 12.9%
Cardinal Health, Inc.	227,250	15,623,437
Coventry Health Care, Inc.*	151,500	8,629,440
Laboratory Corp. of America Holdings*	40,000	2,154,000
WellPoint, Inc.*	583,600	46,565,444

		72,972,321
Pharmaceuticals 1.9%
Johnson & Johnson	177,000	10,637,700
Pfizer, Inc.	8,000	186,560

		10,824,260
Industrials 12.4%
Airlines 0.9%
Southwest Airlines Co.	316,000	5,191,880
Building Products 0.3%
American Standard Companies, Inc.	50,000	1,997,500
Commercial Services & Supplies 7.0%
Allied Waste Industries, Inc.*	1,425,900	12,462,366
Cendant Corp.	1,573,000	27,134,250

		39,596,616
Industrial Conglomerates 4.2%
Tyco International Ltd.	819,400	23,647,884
Information Technology 5.6%
Computers & Peripherals 2.2%
Hewlett-Packard Co.	157,500	4,509,225
International Business Machines Corp.	98,000	8,055,600

		12,564,825
IT Consulting & Services 3.4%
First Data Corp.	440,416	18,942,292
Materials 0.9%
Metals & Mining 0.7%
CONSOL Energy, Inc.	60,000	3,910,800
Paper & Forest Products 0.2%
International Paper Co.	40,000	1,344,400
Telecommunication Services 0.4%
Wireless Telecommunication Services
Sprint Nextel Corp.	102,300	2,389,728

Total Common Stocks (Cost $243,284,690)		423,348,257

	Principal Amount ($)	Value ($)

Corporate Bonds 22.7%
Consumer Discretionary 8.6%
Blyth, Inc.:
5.5%, 11/1/2013	4,900,000	3,969,000
7.9%, 10/1/2009	8,350,000	8,099,500
Clear Channel Communications, Inc.:
5.5%, 9/15/2014	1,000,000	956,888
6.0%, 11/1/2006	5,200,000	5,242,406
EchoStar DBS Corp., 6.625%, 10/1/2014	1,000,000	958,750
Host Marriott LP, 7.125%, 11/1/2013	3,600,000	3,744,000
Knight-Ridder, Inc., 6.625%, 11/1/2007	3,000,000	3,026,448
LodgeNet Entertainment Corp., 9.5%, 6/15/2013	1,000,000	1,087,500
Marriott International, Inc., 144A, 5.81%, 11/10/2015	5,700,000	5,776,266
MGM MIRAGE:
5.875%, 2/27/2014	2,000,000	1,910,000
6.625%, 7/15/2015	2,500,000	2,493,750
R.H. Donnelley Corp., 6.875%, 1/15/2013	5,900,000	5,435,375
Tandy Corp., 6.95%, 9/1/2007	3,000,000	3,048,684
Tenneco Automotive, Inc., 8.625%, 11/15/2014	1,000,000	945,000
Time Warner, Inc., 6.875%, 5/1/2012	1,000,000	1,064,480
XM Satellite Radio, Inc., 9.75% **, 5/1/2009	1,000,000	1,010,000

		48,768,047
Consumer Staples 0.3%
Avon Products, Inc., 6.55%, 8/1/2007	1,000,000	1,024,402
Spectrum Brands, Inc., 7.375%, 2/1/2015	500,000	417,500

		1,441,902
Energy 0.4%
Kinder Morgan Energy Partners LP, 7.125%, 3/15/2012	2,000,000	2,186,622
Financials 1.3%
General Motors Acceptance Corp., 6.875%, 8/28/2012	1,000,000	901,334
Host Marriott LP, (REIT), 6.375%, 3/15/2015	500,000	498,750
Jefferies Group, Inc., Series B, 7.5%, 8/15/2007	4,000,000	4,147,916
JPMorgan & Co, Inc., 6.875%, 1/15/2007	2,000,000	2,036,344

		7,584,344
Health Care 2.3%
Coventry Health Care, Inc., 5.875%, 1/15/2012	500,000	505,000
HCA, Inc., 5.75%, 3/15/2014	3,000,000	2,909,106
Tenet Healthcare Corp., 6.5%, 6/1/2012	9,350,000	8,555,250
WellPoint Health Networks, Inc., 6.375%, 6/15/2006	1,000,000	1,006,629

		12,975,985
Industrials 4.1%
Allied Waste North America, Inc.:
Series B, 5.75%, 2/15/2011	5,350,000	5,069,125
7.25%, 3/15/2015	1,000,000	1,010,000
Cendant Corp., 6.875%, 8/15/2006	5,475,000	5,531,195
Lilly Industries, Inc., 7.75%, 12/1/2007	1,000,000	1,042,729
McDonnell Douglas Corp., 6.875%, 11/1/2006	2,000,000	2,028,494
Norfolk Southern Corp.:
5.257%, 9/17/2014	1,367,000	1,379,635
7.35%, 5/15/2007	261,000	269,340
Raychem Corp., 7.2%, 10/15/2008	3,815,000	3,990,769

Union Carbide Corp., 6.7%, 4/1/2009	3,000,000	3,100,029

		23,421,316
Information Technology 2.2%
Electronic Data Systems Corp., Series B, 6.5%, 8/1/2013	2,000,000	2,055,426
Millipore Corp., 7.5%, 4/1/2007	9,050,000	9,280,250
SunGard Data Systems, Inc.:
LIBOR, plus 4.50, 144A, 8.525% **, 8/15/2013	600,000	621,000
144A, 9.125%, 8/15/2013	600,000	621,000

		12,577,676
Telecommunication Services 2.4%
American Tower Corp.:
7.125%, 10/15/2012	3,000,000	3,090,000
7.5%, 5/1/2012	500,000	522,500
Citizens Communications Co., 6.25%, 1/15/2013	1,800,000	1,741,500
Qwest Communications International, Inc.:
7.25%, 2/15/2011	2,000,000	2,040,000
7.5%, 2/15/2014	3,000,000	3,082,500
7.84% **, 2/15/2009	1,000,000	1,013,750
Verizon Communications, Inc., 6.46%, 4/15/2008	2,000,000	2,046,076

		13,536,326
Utilities 1.1%
MidAmerican Energy Holdings Co.:
Series D, 5.0%, 2/15/2014	1,000,000	976,127
7.63%, 10/15/2007	5,000,000	5,210,960

		6,187,087

Total Corporate Bonds (Cost $126,962,936)		128,679,305
Foreign Bonds - US$ Denominated 1.2%
Industrials
Tyco International Group SA:
6.375%, 2/15/2006	2,450,000	2,454,001
6.75%, 2/15/2011	3,000,000	3,154,167
6.375%, 10/15/2011	1,000,000	1,038,595

Total Foreign Bonds - US$ Denominated (Cost $5,837,818)		6,646,763

	Shares	Value ($)
Preferred Stocks 0.3%
Financials
American Home Mortgage Investment Corp. (REIT), Series B, 9.25%* (Cost $1,527,440)	61,000	1,551,840
	Principal Amount ($)	Value ($)

Repurchase Agreements 0.9%
State Street Bank and Trust Co., 3.2%, dated 12/30/2005, to be repurchased at $5,491,952 on 1/3/2006 (a) (Cost $5,490,000)	5,490,000	5,490,000

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $ 383,102,884)	99.7	565,716,165
Other Assets and Liabilities, Net	0.3	1,741,351

Net Assets	100.0	567,457,516

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

*	Non-income producing security.
**

Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the US Treasury bill rate. These securities are shown at their current rate as of December 31, 2005.

(a)	Collateralized by $5,605,000 US Treasury Note,3.375%, maturing on 2/28/2007 with a value of $5,600,796.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

LIBOR: Represents the London InterBank Offered Rate.
REIT: Real Estate Investment Trust

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS Value Builder Fund, a series of DWS Value Builder Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Registrant:	DWS Value Builder Fund, a series of DWS Value Builder Fund

By:	/s/Vincent J. Esposito
Vincent J. Esposito

President

Date:	February 24, 2006

By:	/s/Paul Schubert
Paul Schubert

Chief Financial Officer and Treasurer

Date:                                                 February 24, 2006